1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Profit Sharing Plan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Details
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 15,000	$ 25,000	$ 55,000